Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	kr 13,383
Property, plant and equipment, closing balance	13,580	kr 13,383
Real estate [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	2,823
Property, plant and equipment, closing balance	2,922	2,823
Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	562
Property, plant and equipment, closing balance	767	562
Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	9,003
Property, plant and equipment, closing balance	9,186	9,003
Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	995
Property, plant and equipment, closing balance	705	995
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	43,418	45,072
Additions	3,663	4,493
Balances regarding acquired/divested business	(75)	55
Sales/disposals	(2,722)	(3,749)
Reclassiﬁcations	0	0
Translation differences	1,925	(2,453)
Property, plant and equipment, closing balance	46,209	43,418
Cost [member] | Real estate [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	6,503	6,755
Additions	54	78
Balances regarding acquired/divested business	0	2
Sales/disposals	(348)	(567)
Reclassiﬁcations	356	720
Translation differences	381	(485)
Property, plant and equipment, closing balance	6,946	6,503
Cost [member] | Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	3,030	3,512
Additions	207	163
Balances regarding acquired/divested business	0	4
Sales/disposals	(135)	(475)
Reclassiﬁcations	270	92
Translation differences	177	(266)
Property, plant and equipment, closing balance	3,549	3,030
Cost [member] | Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	32,890	33,790
Additions	2,215	2,184
Balances regarding acquired/divested business	(75)	59
Sales/disposals	(2,145)	(2,534)
Reclassiﬁcations	813	1,009
Translation differences	1,311	(1,618)
Property, plant and equipment, closing balance	35,009	32,890
Cost [member] | Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	995	1,015
Additions	1,187	2,068
Balances regarding acquired/divested business	0	(10)
Sales/disposals	(94)	(173)
Reclassiﬁcations	(1,439)	(1,821)
Translation differences	56	(84)
Property, plant and equipment, closing balance	705	995
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(28,661)	(29,879)
Depreciations	(3,674)	(3,602)
Balances regarding acquired/divested business	50	1
Sales/disposals	2,407	3,172
Reclassiﬁcations	0	0
Translation differences	(1,310)	1,647
Property, plant and equipment, closing balance	(31,188)	(28,661)
Accumulated depreciation and amortization [member] | Real estate [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(3,405)	(3,745)
Depreciations	(441)	(425)
Balances regarding acquired/divested business	0	0
Sales/disposals	315	537
Reclassiﬁcations	1	1
Translation differences	(211)	227
Property, plant and equipment, closing balance	(3,741)	(3,405)
Accumulated depreciation and amortization [member] | Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(2,393)	(2,843)
Depreciations	(286)	(241)
Balances regarding acquired/divested business	0	0
Sales/disposals	136	470
Reclassiﬁcations	2	11
Translation differences	(137)	210
Property, plant and equipment, closing balance	(2,678)	(2,393)
Accumulated depreciation and amortization [member] | Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(22,863)	(23,291)
Depreciations	(2,947)	(2,936)
Balances regarding acquired/divested business	50	1
Sales/disposals	1,956	2,165
Reclassiﬁcations	(3)	(12)
Translation differences	(962)	1,210
Property, plant and equipment, closing balance	(24,769)	(22,863)
Accumulated depreciation and amortization [member] | Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	0	0
Depreciations	0	0
Balances regarding acquired/divested business	0	0
Sales/disposals	0	0
Reclassiﬁcations	0	0
Translation differences	0	0
Property, plant and equipment, closing balance	0	0
Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(1,374)	(1,343)
Impairment losses	(198)	(512)
Sales/disposals	210	387
Translation differences	(79)	94
Property, plant and equipment, closing balance	(1,441)	(1,374)
Accumulated impairment losses [member] | Real estate [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(275)	(295)
Impairment losses	(22)	(11)
Sales/disposals	29	9
Translation differences	(15)	22
Property, plant and equipment, closing balance	(283)	(275)
Accumulated impairment losses [member] | Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(75)	(43)
Impairment losses	(30)	(65)
Sales/disposals	5	28
Translation differences	(4)	5
Property, plant and equipment, closing balance	(104)	(75)
Accumulated impairment losses [member] | Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(1,024)	(1,005)
Impairment losses	(146)	(434)
Sales/disposals	176	348
Translation differences	(60)	67
Property, plant and equipment, closing balance	(1,054)	(1,024)
Accumulated impairment losses [member] | Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	0	0
Impairment losses	0	(2)
Sales/disposals	0	2
Translation differences	0	0
Property, plant and equipment, closing balance	kr 0	kr 0